PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Credit line interest rates	8.00%
Notes payable	$ 12,171	$ 12,171